Additional information - Financial Statement Schedule I - Condensed balance sheet (Details) - GBP (£)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Non-current assets
Total non-current assets	£ 1,333,528,000	£ 1,353,715,000
Current assets
Other receivables	1,117,000	13,694,000
Cash and cash equivalents	67,246,000	86,105,000	£ 73,549,000	£ 76,019,000
Total current assets	215,373,000	284,018,000
Total assets	1,548,901,000	1,637,733,000
Equity
Share capital	56,000	56,000
Share premium	307,345,000	307,345,000
Treasury shares	(21,305,000)	(21,305,000)
Retained earnings	(384,127,000)	(341,616,000)
Total equity	150,363,000	193,733,000	144,890,000	103,950,000
Current liabilities
Total current liabilities	657,898,000	750,373,000
Total equity and liabilities	1,548,901,000	1,637,733,000
Parent
Non-current assets
Investment in subsidiaries	319,265,000	319,265,000
Total non-current assets	319,265,000	319,265,000
Current assets
Amounts owed by subsidiaries	229,470,000	222,642,000
Other receivables	91,000	91,000
Cash and cash equivalents	83,000	74,000	372,000	715,000
Total current assets	229,644,000	222,807,000
Total assets	548,909,000	542,072,000
Equity
Share capital	56,000	56,000
Share premium	307,345,000	307,345,000
Treasury shares	(21,305,000)	(21,305,000)
Retained earnings	196,232,000	195,141,000
Total equity	482,328,000	481,237,000	£ 401,493,000	£ 293,757,000
Current liabilities
Amounts owed to subsidiaries	64,795,000	59,416,000
Other payables	1,786,000	1,419,000
Total current liabilities	66,581,000	60,835,000
Total equity and liabilities	£ 548,909,000	£ 542,072,000